Jeffrey A. Engelsman
(303) 689-4285 - tel.
689-3827 - fax.


                                                                 August 1, 1997

Via EDGAR


Securities and Exchange Commission

Re:      Sticker to Maxim Series Account of
         Great-West Life & Annuity Insurance Company
         File Nos. File No.2-73879 and 811-3349

Dear Ladies and Gentlemen:

         Attached is a revision to the Maxim Series Account (the "Series Account") Prospectus submitted pursuant to Rule 497(e). This "Sticker" is to be effective August 1, 1997. The Sticker is necessary due to a change in investment objective of the Small-Cap Index investment division. This investment divisions invest exclusively in the corresponding portfolio of Maxim Series Fund, Inc. The Maxim Series Fund, Inc. Small-Cap Index Portfolio changed its investment objective, effective August 1, 1997, pursuant to a shareholder vote on July 30, 1997.

         Should you have any questions regarding this filing, please do not hesitate to call me at the above listed telephone number.

                                                              Very truly yours,

                                                       /s/ Jeffrey A. Engelsman

                                                          Jeffrey A. Engelsman
                                                              Attorney

                                                                    Rule 497(e)
                                                                File No.2-73879


         Maxim Series Account of Great-West Life & Annuity Insurance Company


                                              August 1, 1997

Insert on page 2 of the prospectus

Effective August 1, 1997 and continuing until October 24, 1997, Small-Cap Index Portfolio will transition its holdings from securities which comprise the Russell 2000 Index to those which comprise the S&P 600 Index in proportion to their market-value weighting. The new investment objective of the Small-Cap Index Portfolio will be as follows:

hthe Small-Cap Index Portfolio will seek to provide investment results, before fees, that correspond to the total return of the Standard & Poor's Small-Cap 600 Stock Index.

         Standard & Poor's Small-Cap 600 Stock Index is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Maxim Series Fund, Inc. and Great-West Life & Annuity Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of using this index.